Events after reporting period (Details) - QMX - Major ordinary share transactions $ / shares in Units, $ in Thousands, $ in Thousands	Jan. 21, 2021 CAD ($) shares	Jan. 21, 2021 USD ($) $ / shares shares
Disclosure of associates [line items]
Number of shares held in associate (in shares)	68,125,000
Proportion of ownership interest in associate (as a percent)	17.00%
Consideration transferred per share held (in $Cdn per share) | $ / shares		$ 0.075
Consideration transferred per share held (in shares)	0.01523	0.01523
Consideration transferred	$ 132,000	$ 103,676
Cash consideration transferred	$ 29,840	$ 23,440